Non-controlling Interest In Subsidiaries (Non-controlling interest in subsidiaries ) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 41	$ 92
Icd Utilities Limited [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	0	52
Grand Bahama Power Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock	19	19
Dominica Electricity Services Ltd. [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 22	$ 21